Other Identifiable Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Other identifiable intangible assets [member]
Statement [LineItems]
Summary of Other Identifiable Intangible Assets

	Indefinite Useful Life	Finite Useful Life
	Trade Names	Trade Names	Customer Relationships	Databases and Content	Other	Total
Cost:

December 31, 2022	2,646	130	1,767	630	739	5,912
Acquisitions	-	18	19	-	-	37
Disposals of businesses	-	(14)	(31)	-	-	(45)
Translation and other, net	-	-	27	3	8	38
December 31, 2023	2,646	134	1,782	633	747	5,942
Acquisitions	-	27	36	-	-	63
Disposals of businesses	-	-	-	(1)	-	(1)
Translation and other, net	-	(5)	(25)	(2)	(15)	(47)
December 31, 2024	2,646	156	1,793	630	732	5,957

Accumulated amortization:
December 31, 2022	-	(118)	(1,287)	(573)	(715)	(2,693)
Amortization	-	(11)	(63)	(19)	(4)	(97)
Disposals of businesses	-	14	31	-	-	45
Translation and other, net	-	-	(22)	(2)	(8)	(32)
December 31, 2023	-	(115)	(1,341)	(594)	(727)	(2,777)
Amortization	-	(10)	(67)	(14)	-	(91)
Disposals of businesses	-	-	-	1	-	1
Translation and other, net	-	4	23	2	15	44
December 31, 2024	-	(121)	(1,385)	(605)	(712)	(2,823)
Carrying amount:
December 31, 2023	2,646	19	441	39	20	3,165
December 31, 2024	2,646	35	408	25	20	3,134